As filed with the Securities and Exchange Commission on November 24, 2004

1933 Act Reg. No. 33-21969

1940 Act File No. 811-05534

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

__________________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
POST-EFFECTIVE AMENDMENT NO. 27	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 30	[X]

_________________________________

AHA Investment Funds, Inc.

(Registrant)

190 South LaSalle Street, Suite 2800

Chicago, Illinois 60603

Telephone Number: (800) 445-1341

Savitri Pai, Esq.	Alan Goldberg
AHA Investment Funds, Inc.	Bell, Boyd & Lloyd LLC
190 South LaSalle Street, Suite 2800	Three First National Plaza, #3300
Chicago, Illinois 60603	Chicago, Illinois 60602

(Agents for Service)

____________________________

Amending Parts A, B, and C and filing Exhibits.

It is proposed that this filing will become effective:

__    immediately upon filing pursuant to rule 485(b)

X    on December 3, 2004 pursuant to rule 485(b)

__    60 days after filing pursuant to rule 485(a)(1)

__    on _________________ pursuant to rule 485(a)(1)

__    75 days after filing pursuant to rule 485(a)(2)

__    on _________________ pursuant to rule 485(a)(2)

If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and statement of additional information (SAI) for this Post-Effective Amendment No. 27 are identical to those filed in Post-Effective Amendment No. 25, and the prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 25.

PART C

OTHER INFORMATION

ITEM 22.    Exhibits

Exhibit Number	Description
(a)(1)	Articles of Incorporation of the Registrant. (b)
(a)(2)	Articles of Amendment dated February 12, 1998. (c)
(a)(3)	Articles of Amendment and Articles Supplementary dated August 3, 2001. (c)
(a)(4)	Articles of Amendment dated __________, 2004. *
(b)	Bylaws. (b)
(c)	Not applicable, the Registrant no longer issues stock certificates.
(d)(1)	Investment Advisory Agreement between the Registrant and CCM Advisors LLC dated June 30, 2003. (f)
(d)(2)	Investment Manager Agreement between CCM Advisors, LLC and Patterson & Associates, on behalf of AHA U.S. Government Money Market Fund dated April 1, 2003. (f)
(d)(3)	Separate Portfolio Management Agreements between CCM Advisors, LLC and the following investment subadvisers on behalf of the following series:

(i)	Patterson Capital Corporation, on behalf of the Limited Maturity Fixed Income Fund dated June 30, 2003; (f)

(ii)	Robert W. Baird & Co., on behalf of the Full Maturity Fixed Income Fund dated June 30, 2003; (f)

(iii)	Robert W. Baird & Co., on behalf of the Balanced Fund dated June 30, 2003; (f)

(iv)	Western Asset Management Company, on behalf of the Full Maturity Fixed Income Fund dated June 30, 2003; (f)

(v)	Cambiar Advisors, on behalf of the Balanced Fund dated June 30, 2003; (f)

(vi)	Cambiar Advisors, on behalf of the Diversified Equity Fund dated June 30, 2003; (f)

(vii)	Freeman Associates Investment Management LLC, on behalf of the Balanced Fund dated June 30, 2003; (f)

(viii)	Freeman Associates Investment Management LLC, on behalf of the Diversified Equity Fund dated June 30, 2003; (f) and

(ix)	SKBA Capital Management, LLC, on behalf of the AHA Socially Responsible Equity Fund. *

(d)(4)	Investment Management Agreement between CCM Advisors, LLC and the Registrant, on behalf of AHA U.S. Government Money Market Fund dated April 1, 2003 (f)

Exhibit Number	Description
(e)(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC (e)
(e)(2)	Distribution Agreement between the Registrant and Quasar Distributors, LLC dated April 1, 2003. (f)
(f)	N/A
(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A. (e)
(g)(2)	Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 1, 2002. (e)
(h)(1)	Transfer Agency Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (e)
(h)(2)	Amendment to Transfer Agency Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002. (e)
(h)(3)	Amendment to the Transfer Agency Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2003. (f)
(h)(4)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (e)
(h)(5)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002. (e)
(h)(7)	Administration Agreement between the Registrant and CCM Advisors, LLC dated April 1, 2003. (f)
(h)(8)	Addendum to Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 8, 2004. (g)
(i)	Opinion and consent of Hogan & Hartson, L.L.P.*
(j)	Consent of Ernst & Young LLP.*
(k)	N/A
(l)	Subscription Agreement. (b)
(m)(1)	Rule 12b-1 Plan for Class A Shares. (c)
(m)(2)	Rule 12b-1 Plan for Institutional Servicing Class Shares. (c)
(n)(1)	Multiple Class Plan pursuant to Rule 18f-3. (c)
(n)(2)	Amended Multiple Class Plan pursuant to Rule 18f-3 dated September 8, 2004. (g)
(p)(1)	Code of Ethics of AHA Investment Funds, Inc. and CCM Advisors, LLC. (d)
(p)(2)	Code of Ethics of Cambiar Investors, Inc. (a)
(p)(3)	Code of Ethics of Freeman Associates Investment Management LLC. (a)
(p)(4)	Code of Ethics of KCM Investment Advisors. (e)

Exhibit Number	Description
(p)(5)	Code of Ethics of Patterson Capital Corp. (a)
(p)(6)	Code of Ethics of Pyrford International PLC. (f)
(p)(7)	Code of Ethics of Robert W. Baird & Co. Incorporated. (a)
(p)(8)	Code of Ethics of Western Asset Management. (a)
(p)(9)	Code of Ethics of SKBA Capital Management, LLC.*

____________________________

*	To be filed by amendment.

(a)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 17 to Registrant’s registration statement, Securities Act file number 33-21969 (the “Registration Statement”), filed on August 31, 2000.

(b)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 18 to Registrant’s Registration Statement filed on October 31, 2000.

(c)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 19 to Registrant’s Registration Statement filed on August 3, 2001.

(d)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 20 to Registrant’s Registration Statement filed on November 1, 2001.

(e)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 22 to Registrant’s Registration Statement filed on November 1, 2002.

(f)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 24 to Registrant’s Registration Statement filed on October 31, 2003.

(g)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 26 to Registrant’s Registration Statement filed on October 29, 2004.

ITEM 23.    Persons Controlled by or Under Common Control With Registrant.

As of August 31, 2004, Baptist Health Care Corporation, a Florida corporation, may be deemed to control the Balanced Fund and the Full Maturity Fixed Income Fund by virtue of owning more than 25% of the outstanding shares of such Funds.  Baptist Health Care Corporation owned of record and beneficially owned directly 95.5% of the outstanding shares of the Balanced Fund, as well as 30.3% of the Full Maturity Fixed Income Fund. These control relationships will continue to exist until such time as each of the above-described share ownership represents 25% or less of the outstanding shares of the respective Funds.  Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.  Registrant may, therefore, be deemed to be under common control with various companies that are controlled by Baptist Health Care Corporation (as the term “control” is defined by Section 2(a)(9) of the Investment Company Act of 1940).  See, “Control Persons / Principal Shareholders” in the statement of additional information.

ITEM 24.    Indemnification.

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers except under specified circumstances. Article VII of Registrant’s Articles of Incorporation (Exhibit (a)(1), (2) and (3) to the registration statement, which are incorporated herein by reference) and Section 3.15 of Article III of the Registrant’s Bylaws (exhibit (b) to the registration statement, which is incorporated herein by reference) provide in effect that the Registrant shall provide certain indemnification of its directors and officers, directors, officers, agents and employees, respectively. In accordance with Section 17(h) of the Investment Company Act, these provisions of the Articles of Incorporation and Bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the fore-going provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 25.    Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Management of the Fund” or “Management of the Funds” and in the statement of additional information under the caption “Investment Management” is incorporated herein by reference.

(a)	For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of CCM Advisors has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information.

(b)	Patterson & Associates (“Patterson”) serves as the Investment Manager of the AHA U.S. Government Money Market Fund.

Name	Position(s) with Patterson	Principal Businesses During the Last two Fiscal Years
Linda T. Patterson	Director and President	Director and President, Patterson & Associates
Deborah Cervantes	Director and Chief Financial Officer	Director and Chief Financial Officer, Patterson & Associates

(c)	Cambiar Investors, Inc. (“Cambiar”) serves as an Investment Manager of the Balanced Fund and the Diversified Equity Fund.

Name	Position(s) with Cambiar	Other Principal Businesses During the Last two Fiscal Years
Brian. M. Barish	President, Treasurer, Director of Research, Portfolio Manager and Director	President, Treasurer and Director, Chairman of the Oversight Board, Cambiar (since Feb. 2000).
Christine M. Simon	Vice President, Secretary Operations	Executive Vice President / Administration, Secretary & Oversight Board Member
Nancy H. Wigton	Senior Vice President and Director of Marketing	Senior Vice President and Director of Marketing, Oversight Board Member, Cambiar.
Michael J. Gardner	Vice President and Portfolio Manager	Vice President and Portfolio Manager, Cambiar.
Maria L. Azari	Vice President and Portfolio Manager	Vice President and Portfolio Manager, Cambiar.
Anna A. Aldrich	Vice President and Portfolio Manager	Vice President and Portfolio Manager, Cambiar.

(d)	Freeman Associates Investment Management LLC (“Freeman”) serves as an Investment Manager of the Balanced Fund and the Diversified Equity Fund.

Name	Position(s) with Freeman	Other Principal Businesses During the Last two Fiscal Years
John D. Freeman	President	President, Freeman.
Jeffrey Norman	Executive Vice President	Executive Vice President (since 1999), Freeman; prior thereto, Risk Manager, ZAIS, (1997-1999); Risk Manager, Trader, Mariner Investment Group.

(e)	SKBA Capital Management (“SKBA”) serves as an Investment Manager of the Socially Responsible Equity Fund.

Name	Position(s) with SKBA Capital Management	Other Principal Businesses During the Last two Fiscal Years
Kenneth J. Kaplan, CFA	Since 1989	Chairman & Chief Executive Officer since 2000 and Senior Vice President and Director Institutional Portfolio Management as of 1999.
Andrew W. Bischel, CFA	Since 1989	President & Chief Investment Officer since 2000 and Director of Investments as of 1999.
Josh J. Rothe	Since 1994	Senior Securities Analyst and Portfolio Manager.
Matthew D. Zuck, CFA	Since 2001	Senior Securities Analyst and Portfolio Manager since 2001; prior thereto, Senior Consultant, FactSet Data Systems (1999-2000).
Shelley H. Mann	Since 1989	Director of Trading.

(f)	The Patterson Capital Corporation (“Patterson”) serves as the Investment Manager of the Limited Maturity Fixed Income Fund.

Name	Position(s) with Patterson	Other Principal Businesses During the Last two Fiscal Years
Joseph B. Patterson	President / Chief Investment Strategist	President / Chief Investment Strategist, Patterson.
Jean M. Clark	Senior Vice President / Portfolio Manager	Senior Vice President / Portfolio Manager, Patterson.
Paul V. Cheves	Vice President / Client Services	Vice President / Client Services, Patterson.
Helen Patricia Gates	Senior Vice President	Senior Vice President, Patterson.
Bernard G. Jarek	Controller	Controller, Patterson.
Gregory Welch	Assistant Vice-President / Research Analyst and Trader	Research Analyst / Trader, Patterson

(g)	Robert W. Baird & Co. Incorporated (“Baird”) serves as an Investment Manager of the Full Maturity Fixed Income Fund.

Name	Position(s) with Baird	Other Principal Businesses During the Last two Fiscal Years
George W. Kasten	Chairman of the Board	Chairman of the Board, Baird
Paul Edward Purcell	President, CEO and Director	President, CEO and Director, Baird
Glen Frederick Hackmann	General Counsel and Secretary	General Counsel and Secretary, Baird
Martin Veidins	CROP	CROP, Baird
Leonard Marion Rush	CFO	CFO, Baird
Jeffrey Frank Freiburger	Deputy Compliance Officer	Deputy Compliance Officer, Baird
Sharon Elizabeth Jensen	SROP	SROP, Baird
Robert Joseph Berdan	Director	Director, Baird
Peter Wayne Bruce	Director	Director, Baird

(h)	Western Asset Management ("Western") serves as an Investment Manager of the Full Maturity Fixed Income Fund.

Name	Position(s) with Western	Other Principal Businesses During the Last two Fiscal Years
Bruce D. Alberts	Chief Financial Officer	Chief Financial Officer, Western
Ilene S. Harker	Director, Compliance & Controls	Director, Compliance & Controls, Western
James W. Hirschmann	Director and Chief Executive Officer	Director and Chief Executive Officer, Western
S. Kenneth Leech	Director and Chief Investment Officer	Director and Chief Investment Officer, Western
W. Curtis Livingston	Director and Chairman	Director and Chairman, Western
James V. Nelson	Director, Research	Director, Research, Western
Jeffrey D. Van Schiack	Director, Research	Director, Research, Western
Stephen A. Walsh	Deputy Chief Investment Officer	Deputy Chief Investment Officer, Western

(i)	Pyrford International PLC ("Pyrford") serves as an Investment Manager of the International Core Equity Fund.

Name	Position(s) with Pyrford	Other Principal Businesses During the Last two Fiscal Years
Bruce L. Campbell	Director, Chief Investment Officer and Chief Executive Officer	Director, Pyrford International, PLC; Director, Pyrford Capital Limited
Anthony N. Cousins	Director, Portfolio Manager, United Kingdom and Europe	Director, Pyrford International PLC
Charu L. Fernando	Director, Portfolio Manager, Asia and Canada	Director, Pyrford International PLC
F.W. McCann	Director	Director, Pyrford International PLC; Trustee, The Winfield Foundation
D.L. Olive	Director	Director, Pyrford International PLC; Director & Treasurer, Reading Golf Club
M. Choksi	Director	Director, Pyrford International PLC; Managing Director, Strategic Investment Partners Inc.; Director, Emerging Markets Country Series Fund; Director, Emerging Markets South Asia Fund
B.P. Scanlon	Proposed Director*	Proposed Director, Pyrford International PLC; Director, Brencorp Group P/L (Australia) and various subsidiaries; Director, Alady Holdings P/L (Australia) and various subsidiaries

ITEM 26.  Principal Underwriters.

(a)    Quasar Distributors, LLC (the “Distributor”) as of September 24, 2004 as distributor for:

AHA Investment Funds
Alpha Hedged Strategies Fund
The Al Frank Fund
The Al Frank Dividend Value Fund
Alpine International Real Estate Equity Fund
Alpine Realty Income & Growth Fund
Alpine U.S. Real Estate Equity Fund
Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Alpine Dynamic Balance Fund
Alpine Dynamic Dividend Fund
The American Trust Allegiance Fund
Avatar Advantage Equity Allocation Fund
The Blue and White Fund
Brandes Inst. International Equity Fund
Brandywine Advisors Fund
Brazos Growth Portfolio
Brazos Micro Cap Portfolio
Brazos Mid Cap Portfolio
Brazos Real Estate Sec Portfolio
Brazos Small Cap Portfolio
Builders Fixed Income Fund, Inc.
Buffalo Balanced Fund
Buffalo High Yield Fund
Buffalo Large Cap Fund
Buffalo Micro Cap Fund
Buffalo Mid Cap Fund
Buffalo Science & Technology Fund
Buffalo Small Cap Fund
Buffalo USA Global Fund
Capital Advisor Growth Fund
Chase Growth Fund
The Conning Money Market Fund
Country Balanced Fund
Country Bond Fund
Country Growth Fund, Inc
Country Short-Term Government Bond Fund
Country Tax Exempt Bond Fund
Country VP Balanced Fund
Country VP Bond Fund
Country VP Growth Fund
Country VP Short-Term Bond Fund
Cullen High Dividend Equity Fund
Cullen Value Fund
Dow Jones Islamic Fund
Duncan-Hurst Aggressive Growth
Duncan-Hurst Intl Growth
Edgar Lomax Value Fund
Everest America Fund
Everest3 Fund
FFTW Emerging Market Portfolio
FFTW Global Inflation-Index Hedged Portfolio
FFTW International Portfolio
FFTW Limited Duration Portfolio

FFTW Mortgage-Backed Portfolio
FFTW U.S. Inflation-Indexed Portfolio
FFTW U.S. Short-Term Portfolio
FFTW Worldwide Core Portfolio
FFTW Worldwide Portfolio
Government Obligations
Prime Global Liquidity Fund
Prime Obligations
Tax Free Obligations
Treasury Obligations
Treasury Reserve
FAIP Corporate Bond
FAIP Equity Income
FAIP International
FAIP Large Cap Growth
FAIP Mid Cap Growth
FAIP Small Cap Growth
FAIP Technology
Arizona Tax Free
Balanced
California Intermediate Tax Free
California Tax Free
Colorado Intermediate Tax Free
Colorado Tax Free
Core Bond
Corporate Bond
Equity Income
Equity Index
Fixed Income
High Income Bond
Intermediate Government Bond
Intermediate Tax Free
Intermediate Term Bond
International
Large Cap Growth Opportunities
Large Cap Select Fund
Large Cap Value
Mid Cap Growth Opportunities
Mid Cap Index
Mid Cap Value
Missouri Tax Free
MN Intermediate Tax Free
MN Tax Free
Nebraska Tax Free
Ohio Tax Free
Oregon Intermediate Tax Free
Real Estate Securities
Short Tax Free
Short Term Bond
Small Cap Core
Small Cap Growth Opportunities
Small Cap Index
Small Cap Select
Small Cap Value
Tax Free
Technology
US Government Mortgage
Strategy Aggressive Allocation

Strategy Growth and Income Allocation
Strategy Growth Allocation
Strategy Income Allocation
Fort Pitt Capital Total Return Fund
Fremont Bond Fund
Fremont CA Inter Tax Free Fund
Fremont Global Fund
Fremont Inst US Micro Cap Fund
Fremont Inst Yield Fund
Fremont International Growth Fund
Fremont Large Cap Growth Fund
Fremont Large Cap Value Fund
Fremont Money Market Fund
Fremont Real Estate Sec Fund
Fremont Structured Core Fund
Fremont US Micro Cap Fund
Fremont US Small Cap Fund
Fund X Aggressive Upgrader Fund
Fund X Conservative Upgrader Fund
Fund X Flexible Income Fund
Fund X Upgrader Fund
Glenmede Fixed Income Portfolio
Glenmede Government Cash Portfolio
Glenmede International
Glenmede Large Cap 100
Glenmede Large Cap Growth
Glenmede Large Cap Value Portfolio
Glenmede Small Cap Equity Portfolio
Glenmede Small Cap Growth Portfolio
Glenmede Strategic Equity Portfolio
Glenmede Tax Exempt Portfolio
Glenmede Municiple Inter Portfolio
Glenmede NJ Municiple Portfolio
Greenville Small Cap Growth Fund
Guinness Atkinson Asia Focus
GAtkinson China & Hong Kong
GAtkinson Global Energy Fund
GAtkinson Global Innovators Fund
Harding Loevner Emerging Markets Portfolio
Harding Loevner Global Portfolio
Harding Loevner Intl Equity Portfolio
Hennessy Balanced Fund
Hennessy Total Return Fund
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Focus 30 Fund
Hester Total Return Fund
Hollencrest Equity Fund
Howard Capital Appreciation Fund
National Asset Mgmt Core Equity Fund
Jacob Internet Fund
Jacobs & Company Mutual Fund
Jensen Portfolio
Julius Baer International Equity Fund
Julius Baer Global High Yield Bond Fund
Julius Baer Global Equity Fund
Julius Baer Total Return Fund
Kensington Real Estate Securities Fund

Kensington Select Income Fund
Kensington Strategic Realty Fund
Kirr Marbach Partners Value Fund
Kit Cole Strategic Growth Fund
Leonetti Balanced Fund
Light Revolution Fund
Lighthouse Opportunity Fund
Lindner Communications Fund
Lindner Government Money Market Fund
Lindner Growth and Income Fund
Lindner Large-Cap Growth Fund
Lindner Market Neutral Fund
Lindner Small-Cap Growth Fund
Balanced Fund
Fixed Income Fund
International Fund
LKCM Equity Fund
LKCM Small Cap Fund
Masters' Select Equity Fund
Masters' Select International Fund
Masters' Select Smaller Comp Fund
Masters' Select Value Fund
Matrix Advisors Value Fund Inc.
McCarthy Fund
McIntyre Global Equity Fund
Monetta Fund
Monetta Balanced
Monetta Blue Chip
Monetta Government Money Market
Monetta Intermediate Bond
Monetta Mid-Cap
Monetta Select Technology
MP63 Fund
Muhlenkamp Fund
Generation Wave Aggregate Growth
Generation Wave Alternative Growth
Generation Wave Balanced Growth
Generation Wave Growth
Mutuals.com Vice Fund
NorCap Growth Fund
Optimum Q All Cap Core Fund
Optimum Q Balanced Growth Fund
Optimum Q Capital Conservation Fund
The Osterweis Fund
The Osterweis Strategic Income Fund
Perkins Discovery Fund
Perkins Opportunity Fund
Permanent Portfolio
Permanent Portfolio Aggregate Growth
Permanent Portfolio Treasury Bill
Permanent Portfolio Versatile Bond
PIC Balanced Fund
PIC Flexible Growth Fund
PIC Growth Fund
PIC Institutional Money Market Fund
PIC Mid Cap Fund
PIC Small Cap Fund
PIC Small Cap Growth Fund

PIC Technology Fund
PIC Twenty Fund
Portfolio 21
Prudent Bear Fund
Prudent Global Income Fund
Rainier Balanced Portfolio
Rainier Core Equity Portfolio
Rainier Growth Equity Portfolio
Rainier Intermediate Fixed Inc Portfolio
Rainier Small Mid Cap Portfolio
Segall Bryant & Hamill Mid Cap
Seix Core Bond Fund
Seix High Yield Fund
Seix Intermediate Bond Fund
Seix Limited Duration Fund
The Teberg Fund
Thompson Plumb Bond Fund
Thompson Plumb Growth Fund
Balanced Fund
Blue Chip Fund
Select Fund
TIFF Bond Fund
TIFF Gov Bond Fund
TIFF International Equity Fund
TIFF Multi-Asset Fund
TIFF Short Term Fund
TIFF U.S. Equity Fund
Villere Balanced Fund
Women's Equity Fund

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Distributor is an indirect wholly-owned subsidiary of U.S. Bancorp.

(b)    The following is a list of the executive officers, directors and partners of the Distributor:

Name	Position and Office(s) held
James Schoenike	President, Board Member
Joe Redwine	Board Member
Donna Berth	Treasurer
Teresa Cowan	Assistant Secretary
Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member
Eric Walter Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member

None of the directors and officers of the Distributor hold positions or offices with the Registrant. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

(c)    Not applicable

ITEM 27.    Location of Accounts and Records.

(1)	Firstar Bank Milwaukee, N.A.
615 East Michigan Street
Milwaukee, WI 53202
Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

(2)	AHA Investment Funds, Inc.
190 South LaSalle Street, Suite 2800
Chicago, Illinois 60603
Rule 31a-1(a); Rule 31a-1(b)(4), (9), (10), (11);
Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(e)

(3)	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
Rule 31a-1(d); Rule 31a-2(c)

ITEM 28.  Management Services.

Not applicable.

ITEM 29.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on November 24, 2004.

AHA INVESTMENT FUNDS, INC.

By /s/ Douglas D. Peabody
Douglas D. Peabody, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ Anthony J. Burke Anthony J. Burke	Director	) ) )
/s/ Charles V. Doherty Charles V. Doherty	Director	) ) )
/s/ Frank A. Ehmann Frank A. Ehmann	Director	) ) )
/s/ Richard John Evans Richard John Evans	Director	) ) )
/s/ Gregory Francoeur Gregory Francoeur	Treasurer (chief accounting officer)	) ) )	November 24, 2004
/s/ Douglas D. Peabody Douglas D. Peabody	Director and President (principal executive officer)	) ) )
/s/ John D. Oliverio John D. Oliverio	Director	) ) )
/s/ Edward M. Roob Edward M. Roob	Director	) ) )
/s/ Timothy G. Solberg Timothy G. Solberg	Director and Secretary	) ) )
/s/ John L. Yoder John L. Yoder	Director	) )

Index of Exhibits Filed with this Registration Statement
**